Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

11.             Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC Regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. Each of RAAM Global’s 100%-owned subsidiaries are guarantors of the Notes described in Note 6, Debt. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of June 30, 2013 and December 31, 2012, condensed consolidating statements of operations for the three and six months ended June 30, 2013 and 2012, and condensed consolidating statements of cash flows for the six months ended June 30, 2013 and 2012, and should be read in conjunction with the condensed consolidated financial statements herein.

Condensed Consolidating Balance Sheets

At June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 528	$ 55,358	$ 5	$ –	$ 55,891
Receivables, net	1,276	41,926	1,061	(11,686)	32,577
Deferred tax asset - current portion	–	1,705	–	–	1,705
Commodity derivatives – current portion	–	448	–	–	448
Prepaids and other current assets	2,444	9,499	–	–	11,943
Total current assets	4,248	108,936	1,066	(11,686)	102,564

Net oil and gas properties	989	664,284	12,930	–	678,203

Total other assets	555,041	2,560	–	(545,476)	12,125
Total assets	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 8,887	$ 52,839	$ 10,638	$ (11,686)	$ 60,678
Commodity derivatives - current portion	–	1,229	–	–	1,229
Asset retirement obligations - current portion	–	11,027	–	–	11,027
Debt – current portion	143	5,542	–	–	5,685
Total current liabilities	9,030	70,637	10,638	(11,686)	78,619

Other liabilities:
Commodity derivatives	–	393	–	–	393
Asset retirement obligations	–	28,296	182	–	28,478
Debt	2,511	–	–	–	2,511
Senior secured notes	251,334	–	–	–	251,334
Deferred income taxes	5,198	133,198	956	–	139,352
Other long-term liabilities	196	–	–	–	196
Total other liabilities	259,239	161,887	1,138	–	422,264
Total liabilities	268,269	232,524	11,776	(11,686)	500,883

Total shareholders’ equity attributable to RAAM Global	289,789	543,256	2,220	(545,476)	289,789
Noncontrolling interest	2,220	–	–	–	2,220
Total shareholders’ equity	292,009	543,256	2,220	(545,476)	292,009
Total liabilities and shareholders’ equity	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current portion	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 15,033	$ 773	$ –	$ 15,806
Oil sales	-	22,012	857	-	22,869
Realized and unrealized gains on derivatives, net	-	5,726	-	-	5,726
Total revenues	-	42,771	1,630	-	44,401

Costs and expenses:
Production and delivery costs	-	8,139	113	-	8,252
Production taxes	-	1,755	65	-	1,820
Workover costs	-	797	5	-	802
Depreciation, depletion and amortization	189	16,912	754	-	17,855
General and administrative expenses	2,152	2,500	3	-	4,655
Total operating expense	2,341	30,103	940	-	33,384
Income (loss) from operations	(2,341)	12,668	690	-	11,017

Other income (expenses):
Interest expense, net	(7,719)	(81)	-	-	(7,800)
Income from equity investment in subsidiaries	11,785	-	-	(11,785)	-
Other, net	8	(33)	-	-	(25)
Total other income (expenses)	4,074	(114)	-	(11,785)	(7,825)
Income (loss) before taxes	1,733	12,554	690	(11,785)	3,192

Income tax (benefit) provision	(208)	1,200	259	-	1,251
Net income (loss) including noncontrolling interest	$ 1,941	$ 11,354	$ 431	$ (11,785)	$ 1,941

Net income attributable to noncontrolling interest (net of tax)	431	-	-	-	431
Net income (loss) attributable to RAAM Global	$ 1,510	$ 11,354	$ 431	$ (11,785)	$ 1,510

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 13,465	$ 390	$ –	$ 13,855
Oil sales	-	29,307	680	-	29,987
Realized and unrealized gains on derivatives, net	-	15,902	-	-	15,902
Total revenues	-	58,674	1,070	-	59,744

Costs and expenses:
Production and delivery costs	-	9,608	126	-	9,734
Production taxes	-	2,283	57	-	2,340
Workover costs	-	478	-	-	478
Depreciation, depletion and amortization	81	42,836	742	-	43,659
General and administrative expenses	1,146	3,526	1	-	4,673
Total operating expense	1,227	58,731	926	-	60,884
Income (loss) from operations	(1,227)	(57)	144	-	(1,140)

Other income (expenses):
Interest expense, net	(2,512)	(157)	-	-	(2,669)
Income from equity investment in subsidiaries	4,219	-	-	(4,219)	-
Other, net	2	23	-	-	25
Total other income (expenses)	1,709	(134)	-	(4,219)	(2,644)
Income (loss) before taxes	482	(191)	144	(4,219)	(3,784)

Income tax provision (benefit)	2,342	(4,324)	58	-	(1,924)
Net income (loss) including noncontrolling interest	$ (1,860)	$ 4,133	$ 86	$ (4,219)	$ (1,860)

Net income attributable to noncontrolling interest (net of tax)	86	-	-	-	86
Net income (loss) attributable to RAAM Global	$ (1,946)	$ 4,133	$ 86	$ (4,219)	$ (1,946)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 30,947	$ 1,545	$ –	$ 32,492
Oil sales	-	47,950	1,841	-	49,791
Realized and unrealized losses on derivatives, net	-	(474)	-	-	(474)
Total revenues	-	78,423	3,386	-	81,809

Costs and expenses:
Production and delivery costs	-	15,709	229	-	15,938
Production taxes	-	3,776	134	-	3,910
Workover costs	-	1,452	6	-	1,458
Depreciation, depletion and amortization	361	34,330	1,490	-	36,181
General and administrative expenses	3,932	5,694	4	-	9,630
Total operating expense	4,293	60,961	1,863	-	67,117
Income (loss) from operations	(4,293)	17,462	1,523	-	14,692

Other income (expenses):
Interest expense, net	(14,039)	(510)	-	-	(14,549)
Income from equity investment in subsidiaries	18,543	-	-	(18,543)	-
Other, net	(150)	3	-	-	(147)
Total other income (expenses)	4,354	(507)	-	(18,543)	(14,696)
Income (loss) before taxes	61	16,955	1,523	(18,543)	(4)

Income tax provision (benefit)	39	(637)	572	-	(26)
Net income (loss) including noncontrolling interest	$ 22	$ 17,592	$ 951	$ (18,543)	$ 22

Net income attributable to noncontrolling interest (net of tax)	951	-	-	-	951
Net income (loss) attributable to RAAM Global	$ (929)	$ 17,592	$ 951	$ (18,543)	$ (929)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 29,537	$ 699	$ –	$ 30,236
Oil sales	-	56,961	1,124	-	58,085
Realized and unrealized gains on derivatives, net	-	22,319	-	-	22,319
Total revenues	-	108,817	1,823	-	110,640

Costs and expenses:
Production and delivery costs	-	17,936	192	-	18,128
Production taxes	-	4,676	89	-	4,765
Workover costs	-	1,440	-	-	1,440
Depreciation, depletion and amortization	162	61,347	1,218	-	62,727
General and administrative expenses	2,587	7,706	2	-	10,295
Total operating expense	2,749	93,105	1,501	-	97,355
Income (loss) from operations	(2,749)	15,712	322	-	13,285

Other income (expenses):
Interest expense, net	(8,590)	(186)	-	-	(8,776)
Income from equity investment in subsidiaries	16,436	-	-	(16,436)	-
Other, net	187	30	-	-	217
Total other income (expenses)	8,033	(156)	-	(16,436)	(8,559)
Income (loss) before taxes	5,284	15,556	322	(16,436)	4,726

Income tax provision (benefit)	1,985	(677)	119	-	1,427
Net income (loss) including noncontrolling interest	$ 3,299	$ 16,233	$ 203	$ (16,436)	$ 3,299

Net income attributable to noncontrolling interest (net of tax)	203	-	-	-	203
Net income (loss) attributable to RAAM Global	$ 3,096	$ 16,233	$ 203	$ (16,436)	$ 3,096

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ 2,599	$ 58,044	$ 3,031	$ (18,543)	$ 45,131

Investing activities
Change in investments between affiliates	(49,164)	32,499	(1,878)	18,543	–
Change in advances from joint interest partners	–	(85)	–	–	(85)
Additions to oil and gas properties and equipment	(1,751)	(74,273)	(1,157)	–	(77,181)
Proceeds from net sales of oil and gas properties	–	17,320	–	–	17,320
Net cash (used in) provided by investing activities	(50,915)	(24,539)	(3,035)	18,543	(59,946)

Financing activities
Proceeds from borrowings	–	6,757	–	–	6,757
Payments on borrowings	(67)	(53,052)	–	–	(53,119)
Issuance of 12.5% Senior Secured Notes due 2015	51,500	–	–	–	51,500
Payments of deferred bond costs	(1,540)	–	–	–	(1,540)
Payment of dividends	(1,563)	–	–	–	(1,563)
Net cash provided by (used in) financing activities	48,330	(46,295)	–	–	2,035

Increase (decrease) in cash and cash equivalents	14	(12,790)	(4)	–	(12,780)
Cash and cash equivalents, beginning of period	514	68,148	9	–	68,671
Cash and cash equivalents, end of period	$ 528	$ 55,358	$ 5	$ –	$ 55,891

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$ 5,565	$ 69,405	$ 1,706	$ (16,436)	$ 60,240

Investing activities
Change in investments between affiliates	3,291	(19,727)	–	16,436	–
Change in advances from joint interest partners	–	(197)	–	–	(197)
Payment of prepaid drilling expenses	–	(1,000)	–	–	(1,000)
Additions to oil and gas properties and equipment	(27)	(118,367)	(1,708)	–	(120,102)
Proceeds from net sales of oil and gas properties	–	2,015	–	–	2,015
Net cash provided by (used in) investing activities	3,264	(137,276)	(1,708)	16,436	(119,284)

Financing activities
Proceeds from borrowings	–	58,212	–	–	58,212
Payments on borrowings	(65)	(3,280)	–	–	(3,345)
Payment of dividends	(3,125)	–	–	–	(3,125)
Net cash (used in) provided by financing activities	(3,190)	54,932	–	–	51,742

Increase (decrease) in cash and cash equivalents	5,639	(12,939)	(2)	–	(7,302)
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 5,979	$ 38,450	$ 12	$ –	$ 44,441

15.            Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 6, Debt. Each of RAAM Global’s wholly owned subsidiaries are guarantors of these notes. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of December 31, 2012 and 2011, condensed consolidating statements of operations for the years ended December 31, 2012, 2011 and 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011 and 2010, and should be read in conjunction with the consolidated financial statements herein.

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Balance Sheets

At December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 340	$ 51,389	$ 14	$ –	$ 51,743
Receivables, net	2,146	48,326	163	(11,343)	39,292
Commodity derivatives – current portion	–	12,674	–	–	12,674
Prepaids and other current assets	2,032	6,832	–	–	8,864
Total current assets	4,518	119,221	177	(11,343)	112,573

Net oil and gas properties	–	604,822	11,085	–	615,907

Total other assets	513,667	4,923	–	(502,518)	16,072
Total assets	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,296	$ 81,804	$ 11,180	$ (11,343)	$ 88,937
Advances from joint interest partners	–	1,019	–	–	1,019
Commodity derivatives - current portion	–	–	–	–	–
Asset retirement obligations - current portion	–	1,778	–	–	1,778
Debt – current portion	128	1,801	–	–	1,929
Deferred income taxes – current portion	–	3,109	–	–	3,109
Total current liabilities	7,424	89,511	11,180	(11,343)	96,772

Other liabilities:
Commodity derivatives	–	4,244			4,244
Asset retirement obligations	–	24,887	123		25,010
Debt	2,733	–			2,733
Senior secured notes	199,972	–			199,972
Deferred income taxes	5,198	107,761	4		112,963
Other long-term liabilities	467	–	–	–	467
Total other liabilities	208,370	136,892	127	–	345,389
Total liabilities	215,794	226,403	11,307	(11,343)	442,161

Total shareholders’ equity attributable to RAAM Global	302,436	502,563	(45)	(502,518)	302,436
Noncontrolling interest	(45)	–	–	–	(45)
Total shareholders' equity	302,391	502,563	(45)	(502,518)	302,391
Total liabilities and shareholders’ equity	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Condensed Consolidating Statements of Operations

For the year ended December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ –	$ 61,619	$ 1,916	$ –	$ 63,535
Oil sales	-	116,591	2,913	-	119,504
Realized and unrealized gains on derivatives, net		20,769			20,769
Total revenues	-	198,979	4,829	-	203,808

Costs and expenses:
Production and delivery costs	-	35,098	431	-	35,529
Production taxes		9,100	214		9,314
Workover costs	-	2,762	10	-	2,772
Depreciation, depletion and amortization	304	115,278	2,459	-	118,041
General & administrative expenses	5,106	15,667	7	-	20,780
Total operating expense	5,410	177,905	3,121	-	186,436
Income (loss) from operations	(5,410)	21,074	1,708	-	17,372

Other income (expenses):
Interest expense, net	(19,304)	(1,933)	-	-	(21,237)
Loss on disposals of inventory	-	(954)	-	-	(954)
Income from equity investment in subsidiaries	246			(246)	-
Other, net	376	55	-	-	431
Total other income (expenses)	(18,682)	(2,832)	-	(246)	(21,760)
Income (loss) before taxes	(24,092)	18,242	1,708	(246)	(4,388)

Income tax provision (benefit)	(21,500)	19,310	394	-	(1,796)
Net income (loss) including noncontrolling interest	$ (2,592)	$ (1,068)	$ 1,314	$ (246)	(2,592)

Net income attributable to noncontrolling interest (net of tax)	1,314	-	-	-	1,314
Net income (loss) attributable to RAAM Global	$ (3,906)	$ (1,068)	$ 1,314	$ (246)	$ (3,906)

Condensed Consolidating Statements of Operations

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Gas sales	$ 713	$ 82,446	$ 2,145	$ 1,760	$ -	$ 87,064
Oil sales	1,034	108,667	2,242	1,779	-	113,722
Realized and unrealized gains on derivatives, net	-	13,650	-	-	-	13,650
Total revenues	1,747	204,763	4,387	3,539	-	214,436

Costs and expenses:
Production and delivery costs	407	33,466	216	237	-	34,326
Production taxes	154	9,696	264	145	-	10,259
Workover costs	40	7,501	148	41	-	7,730
Depreciation, depletion and amortization	318	70,481	4	960	-	71,763
General & administrative expenses	12,240	16,612	-	9	-	28,861
Total operating expense	13,159	137,756	632	1,392	-	152,939
Income (loss) from operations	(11,412)	67,007	3,755	2,147	-	61,497

Other income (expenses):
Interest expense, net	(17,143)	189	-	-	-	(16,954)
Loss from equity investment	(2,044)	-	-	-	-	(2,044)
Loss on disposals of inventory	-	(20)	-	-	-	(20)
Income from equity investment in subsidiaries	56,228	-	-	-	(56,228)	-
Other, net	185	19	-	-	-	204
Total other income (expenses)	37,226	188	-	-	(56,228)	(18,814)
Income (loss) before taxes	25,814	67,195	3,755	2,147	(56,228)	42,683

Income tax provision	426	16,243	3	623	-	17,295
Net income (loss) including noncontrolling interest	$ 25,388	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	25,388

Net income attributable to noncontrolling interest (net of tax)	1,524	-	-	-	-	1,524
Net income (loss) attributable to RAAM Global	$ 23,864	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	$ 23,864

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ 1,193	$ 75,527	$ 2,611	$ -	$ 79,331
Oil sales	1,070	79,763	2,289	-	83,122
Realized and unrealized gains on derivatives, net		17,417			17,417
Total revenues	2,263	172,707	4,900	-	179,870

Costs and expenses:
Production and delivery costs	389	30,837	343	-	31,569
Production taxes	195	5,451	86	-	5,732
Workover costs	22	10,442	6	-	10,470
Depreciation, depletion and amortization	11,251	53,860	2,201	-	67,312
General & administrative expenses	4,872	11,835	24	-	16,731
Total operating expense	16,729	112,425	2,660	-	131,814
Income (loss) from operations	(14,466)	60,282	2,240	-	48,056

Other income (expenses):
Interest expense, net	(5,786)	(2,995)		-	(8,781)
Loss on disposals of inventory	-	(1,463)	-	-	(1,463)
Income from equity investment	(5,156)	-	-	-	(5,156)
Income from equity investment in subsidiaries	68,930	-	-	(68,930)	-
Other, net	180	254	-	-	434
Total other income (expenses)	58,168	(4,204)	-	(68,930)	(14,966)
Income (loss) before taxes	43,702	56,078	2,240	(68,930)	33,090

Income tax provision (benefit)	16,406	(11,170)	558	-	5,794
Net income (loss) including noncontrolling interest	$ 27,296	$ 67,248	$ 1,682	$ (68,930)	27,296

Net income attributable to noncontrolling interest (net of tax)	1,682	-	-	-	1,682
Net income (loss) attributable to RAAM Global	$ 25,614	$ 67,248	$ 1,682	$ (68,930)	$ 25,614

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 134	$ 124,183	$ 4,207	$ (246)	$ 128,278

Investing activities
Change in investments between affiliates	6,862	(7,108)	–	246	–
Change in advances from joint interest partners	–	(934)	–	–	(934)
Additions to oil and gas properties and equipment	(443)	(175,608)	(4,449)	–	(180,500)
Proceeds from net sales of oil and gas properties	–	26,190	237	–	26,427
Net cash provided by (used in) investing activities	6,419	(157,460)	(4,212)	246	(155,007)

Financing activities
Proceeds from revolving credit facility	–	50,000	–	–	50,000
Proceeds from borrowings	–	7,101	–	–	7,101
Payments on borrowings	(139)	(7,065)	–	–	(7,204)
Payment of dividends	(6,250)	–	–	–	(6,250)
Other	10	–	–	–	10
Net cash (used in) provided by financing activities	(6,379)	50,036	–	–	43,657

Increase (decrease) in cash and cash equivalents	174	16,759	(5)	–	16,928
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 514	$ 68,148	$ 9	$ –	$ 68,671

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 36,803	$ 185,415	$ 3,694	$ 3,244	$ (56,228)	$ 172,928

Investing activities
Change in investments between affiliates	(104,659)	46,245	(3,436)	5,622	56,228	–
Change in advances from joint interest partners	–	1,019	–	–	–	1,019
Payment of prepaid drilling expenses	–	(555)			–	(555)
Additions to oil and gas properties and equipment	(95)	(218,389)	(258)	(8,881)	–	(227,623)
Purchase of noncontrolling interest	(21,000)	–	–	–	–	(21,000)
Proceeds from net sales of oil and gas properties	–	2,125	–	–	–	2,125
Net cash (used in) provided by investing activities	(125,754)	(169,555)	(3,694)	(3,259)	56,228	(246,034)

Financing activities
Proceeds from borrowings	–	8,037	–	–	–	8,037
Payments on borrowings	(109)	(7,238)	–	–	–	(7,347)
Deferred loan costs	–	(469)	–	–	–	(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,250	–	–	–	–	51,250
Deferred bond costs	(1,510)	–	–	–	–	(1,510)
Payment of dividends	(6,063)	–	–	–	–	(6,063)
Other	40	(121)	–	–	–	(81)
Net cash provided by financing activities	43,608	209	–	–	–	43,817

Increase (decrease) in cash and cash equivalents	(45,343)	16,069	–	(15)	–	(29,289)
Cash and cash equivalents, beginning of period	45,683	35,320	–	29	–	81,032
Cash and cash equivalents, end of period	$ 340	$ 51,389	$ –	$ 14	$ –	$ 51,743

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 45,373	$ 132,371	$ 5,395	$ (68,930)	$ 114,209

Investing activities
Change in investments	–	150	–	–	150
Change in investments between affiliates	(138,621)	69,691	–	68,930	–
Change in advances from joint interest partners	–	(1,052)	–	–	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	–	(86,936)
Net cash (used in) provided investing activities	(138,697)	(12,688)	(5,383)	68,930	(87,838)

Financing activities
Proceeds from borrowings	–	8,874	–	–	8,874
Payments on borrowings	(112)	(118,912)	–	–	(119,024)
Proceeds from issuance of 12.5% Senior Notes due 2015	148,629	–	–	–	148,629
Deferred bond costs	(6,701)	–	–	–	(6,701)
Payment of dividends	(6,000)	–	–	–	(6,000)
Other	–	(5)	–	–	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	–	–	25,773

Increase in cash and cash equivalents	42,492	9,640	12	–	52,144
Cash and cash equivalents, beginning of period	3,191	25,680	17	–	28,888
Cash and cash equivalents, end of period	$ 45,683	$ 35,320	$ 29	$ –	$ 81,032